July 12, 2019

EDGAR CORRESPONDENCE

U.S. Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Wilshire Variable Insurance Trust (“Registrant”)

SEC File No. 333-15881 and 811-07917

Accession No.: 0001398344-19-011051

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information filed with the U.S. Securities and Exchange Commission in a supplement, dated June 25, 2019, to the Prospectus for the Wilshire Global Allocation Fund, a series of the Registrant.

If you have any questions or would like further information, please contact me at (513) 587-3447.

Sincerely,

/s/ Tiffany R. Franklin

Tiffany R. Franklin
Assistant Secretary to the Registrant

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com